Note 12 - Share Capital - Restricted Share Rights (Details) - Restricted share rights [member]	12 Months Ended
	Nov. 30, 2023 $ / shares	Nov. 30, 2022 $ / shares
Statement Line Items [Line Items]
Balance, Number of RSRs	229,426	62,500
Balance, Weighted Average Value (in CAD per share)	$ 1.61	$ 2.04
Granted, Number of RSRs	403,700	239,490
Granted, Weighted Average Value (in CAD per share)	$ 1.23	$ 1.6
Vested, Number of RSRs	(266,596)	(72,564)
Vested, Weighted Average Value (in CAD per share)	$ 1.56	$ 1.94
Balance, Number of RSRs	366,530	229,426
Balance, Weighted Average Value (in CAD per share)	$ 1.23	$ 1.61